Segment information - Schedule of Segment Reporting Information, by Segment (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue		€ 548,912	€ 460,849	€ 485,031
ROAS contribution		118,572	110,789	153,693
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1]	15,095	11,266	11,971
Other selling and marketing, including related party		27,358	22,873	22,492
Technology and content, including related party	[1],[2],[3]	51,346	50,217	49,020
General and administrative, including related party	[1],[3]	33,571	33,097	38,726
Amortization of intangible assets	[2]	1,792	23	135
Impairment of intangible assets and goodwill		0	30,148	196,127
Operating income/(loss)		1,530	(32,151)	(156,587)
Other income/(expense)
Interest expense		(41)	(17)	(12)
Interest income		2,462	3,559	5,213
Other, net		4,079	362	(478)
Loss before income taxes		8,030	(28,247)	(151,864)
Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Advertising Spend		159,518	136,293	147,713
ROAS contribution		62,172	55,760	67,974
Operating Segments | Americas
Segment Reporting Information [Line Items]
Advertising Spend		165,797	136,386	118,965
ROAS contribution		36,725	37,249	57,439
Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Advertising Spend		92,905	72,697	56,469
ROAS contribution		19,675	17,780	28,280
Other revenues
Segment Reporting Information [Line Items]
Revenue		16,020	4,684	8,191
Referral Revenue from external customers, including related party
Segment Reporting Information [Line Items]
Revenue		532,892	456,165	476,840
Referral Revenue from external customers, including related party | Developed Europe
Segment Reporting Information [Line Items]
Revenue		220,674
Referral Revenue from external customers, including related party | Americas
Segment Reporting Information [Line Items]
Revenue		199,756
Referral Revenue from external customers, including related party | Rest of World
Segment Reporting Information [Line Items]
Revenue		112,462
Referral Revenue from external customers, including related party | Operating Segments
Segment Reporting Information [Line Items]
Revenue		536,792
Referral Revenue from external customers, including related party | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		221,690	192,053	215,687
Referral Revenue from external customers, including related party | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		202,522	173,635	176,404
Referral Revenue from external customers, including related party | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		112,580	€ 90,477	€ 84,749
Referral Revenue from external customers, including related party | Intersegment Referral Revenue
Segment Reporting Information [Line Items]
Revenue		(3,900)
Referral Revenue from external customers, including related party | Intersegment Referral Revenue | Developed Europe
Segment Reporting Information [Line Items]
Revenue		(1,016)
Referral Revenue from external customers, including related party | Intersegment Referral Revenue | Americas
Segment Reporting Information [Line Items]
Revenue		(2,766)
Referral Revenue from external customers, including related party | Intersegment Referral Revenue | Rest of World
Segment Reporting Information [Line Items]
Revenue		€ (118)

[1]

	Year ended December 31,
	2025	2024	2023
(1) Includes share-based compensation as follows:
Cost of revenue	€118	€121	€146
Selling and marketing	531	939	463
Technology and content	972	1,322	1,728
General and administrative	6,211	6,069	7,168

[2]

(2) Includes amortization as follows:
Amortization of internal use software and website development costs included in technology and content	€3,158	€3,185	€3,085
Amortization of acquired technology included in amortization of intangible assets	1,792	23	135

[3]

(3) Includes related party expense as follows:
Selling and marketing	€112	€33	€94
Technology and content	1,542	1,726	1,618
General and administrative	76	55	63